Accounts payable for business combination and acquisition of associates (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable for business combination and acquisition of associates
Current	R$ 216,728	R$ 73,007
Non-current	397,392	552,270
Total	614,120	625,277	R$ 532,313
Pluri
Accounts payable for business combination and acquisition of associates
Total	0	3,653
Mind Makers
Accounts payable for business combination and acquisition of associates
Total	0	7,915
Livro Facil
Accounts payable for business combination and acquisition of associates
Total	0	10,516
Meritt
Accounts payable for business combination and acquisition of associates
Total	300	300
SEL
Accounts payable for business combination and acquisition of associates
Total	17,920	30,267
Redação Nota 1000
Accounts payable for business combination and acquisition of associates
Total	4,610	6,030
EMME
Accounts payable for business combination and acquisition of associates
Total	8,500	10,827
Editora De Gouges S.A ("De Gouges")
Accounts payable for business combination and acquisition of associates
Total	570,027	514,299
Phidelis
Accounts payable for business combination and acquisition of associates
Total	12,763	16,976
Educbank
Accounts payable for business combination and acquisition of associates
Total	R$ 0	R$ 24,494